UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01228
Van Kampen Growth and Income Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 11/30
Date of reporting period: 8/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Growth and Income Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.6%
Aerospace & Defense 1.1%
General Dynamics Corp.	676,000	$40,012,440
Raytheon Co.	583,700	27,538,966

		67,551,406

Air Freight & Logistics 0.7%
FedEx Corp.	591,600	40,648,836

Apparel Retail 0.8%
Gap, Inc.	2,396,100	47,083,365

Asset Management & Custody Banks 0.3%
State Street Corp.	326,900	17,155,712

Auto Parts & Equipment 0.7%
Autoliv, Inc.	1,241,700	39,821,319

Broadcasting & Cable TV 1.7%
Comcast Corp., Class A	6,631,468	101,594,090

Broadcasting — Diversified 0.9%
Time Warner Cable, Inc.	1,518,286	56,055,119

Communications Equipment 1.7%
Cisco Systems, Inc. (a)	4,741,000	102,405,600

Computer Hardware 1.9%
Hewlett-Packard Co.	2,524,400	113,320,316

Computer Storage & Peripherals 0.2%
EMC Corp. (a)	934,600	14,860,140

Consumer Electronics 1.4%
Sony Corp. — ADR (Japan)	3,064,500	81,944,730

Department Stores 1.0%
Macy’s, Inc.	3,762,900	58,400,208

Van Kampen Growth and Income Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Banks 0.3%
Comerica, Inc.	585,700	$15,620,619

Diversified Chemicals 2.1%
Bayer AG — ADR (Germany)	1,396,500	85,853,329
Dow Chemical Co.	1,929,300	41,074,797

		126,928,126

Diversified Commercial & Professional Services 0.4%
Cintas Corp.	896,100	24,588,984

Diversified Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	950,600	59,868,788

Drug Retail 1.4%
Walgreen Co.	2,365,000	80,126,200

Electric Utilities 4.5%
American Electric Power Co., Inc.	4,167,755	130,992,540
Edison International, Inc.	422,400	14,112,384
Entergy Corp.	693,581	54,792,899
FirstEnergy Corp.	1,489,000	67,198,570

		267,096,393

Electronic Equipment Manufacturers 1.3%
Agilent Technologies, Inc. (a)	2,982,800	76,598,304

Gold 1.2%
Newmont Mining Corp.	1,710,900	68,761,071

Health Care Distributors 0.8%
Cardinal Health, Inc.	1,304,800	45,119,984

Health Care Equipment 2.4%
Boston Scientific Corp. (a)	5,201,100	61,112,925
Covidien PLC (Ireland)	2,023,475	80,068,906

		141,181,831

Van Kampen Growth and Income Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Home Improvement Retail 2.3%
Home Depot, Inc.	4,992,700	$136,250,783

Human Resource & Employment Services 1.4%
Manpower, Inc.	860,210	44,472,857
Robert Half International, Inc.	1,358,200	35,707,078

		80,179,935

Industrial Conglomerates 4.8%
General Electric Co.	7,179,800	99,799,220
Siemens AG — ADR (Germany)	1,105,200	95,975,568
Tyco International Ltd. (Switzerland)	2,773,575	87,894,592

		283,669,380

Industrial Machinery 2.3%
Dover Corp.	2,032,800	70,314,552
Ingersoll-Rand PLC (Ireland)	2,056,110	63,513,238

		133,827,790

Insurance Brokers 3.6%
Marsh & McLennan Cos., Inc.	8,988,600	211,591,644

Integrated Oil & Gas 8.6%
BP PLC — ADR (United Kingdom)	1,251,600	64,394,820
ConocoPhillips	722,680	32,542,280
Exxon Mobil Corp.	1,361,900	94,175,385
Hess Corp.	841,200	42,556,308
Occidental Petroleum Corp.	2,114,600	154,577,260
Royal Dutch Shell PLC, Class A — ADR (United Kingdom)	2,227,000	123,531,690

		511,777,743

Integrated Telecommunication Services 2.3%
Verizon Communications, Inc.	4,382,714	136,039,442

Internet Software & Services 2.7%
eBay, Inc. (a)	7,340,400	162,516,456

Van Kampen Growth and Income Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Investment Banking & Brokerage 1.6%
Charles Schwab Corp.	5,272,800	$95,226,768

Motorcycle Manufacturers 0.7%
Harley-Davidson, Inc.	1,636,700	39,248,066

Movies & Entertainment 4.7%
Time Warner, Inc.	4,853,900	135,472,349
Viacom, Inc., Class B (a)	5,790,700	144,999,128

		280,471,477

Office Services & Supplies 0.5%
Avery Dennison Corp.	976,400	30,170,760

Oil & Gas Equipment & Services 1.5%
Schlumberger Ltd. (Netherlands Antilles)	1,371,140	77,058,068
Smith International, Inc.	470,300	12,966,171

		90,024,239

Oil & Gas Exploration & Production 3.1%
Anadarko Petroleum Corp.	2,312,500	122,261,875
Devon Energy Corp.	1,020,000	62,607,600

		184,869,475

Other Diversified Financial Services 8.7%
Bank of America Corp.	6,112,600	107,520,634
Citigroup, Inc.	9,477,800	47,389,000
JPMorgan Chase & Co.	8,258,682	358,922,320

		513,831,954

Packaged Foods & Meats 3.3%
Cadbury PLC — ADR (United Kingdom)	3,645,648	138,085,116
Unilever NV (Netherlands)	2,116,700	59,119,431

		197,204,547

Personal Products 1.1%
Estee Lauder Cos., Inc., Class A	1,812,800	64,988,880

Van Kampen Growth and Income Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Pharmaceuticals 6.2%
Abbott Laboratories	1,026,600	$46,433,118
Bristol-Myers Squibb Co.	4,796,300	106,142,119
Pfizer, Inc.	2,480,400	41,422,680
Roche Holdings, Inc. — ADR (Switzerland)	2,452,100	97,622,269
Schering-Plough Corp.	2,588,500	72,943,930

		364,564,116

Property & Casualty Insurance 3.3%
Chubb Corp.	1,823,500	90,062,665
Travelers Cos., Inc.	2,127,186	107,252,718

		197,315,383

Regional Banks 3.5%
BB&T Corp.	1,556,700	43,494,198
Fifth Third Bancorp	2,442,300	26,718,762
First Horizon National Corp. (a)	1,237,560	16,558,553
KeyCorp	3,069,400	20,442,204
PNC Financial Services Group, Inc.	2,299,100	97,918,669

		205,132,386

Reinsurance 0.3%
Transatlantic Holdings, Inc.	411,900	20,125,434

Restaurants 1.1%
Starbucks Corp. (a)	3,404,500	64,651,455

Semiconductor Equipment 1.2%
ASML Holding NV (Netherlands)	991,000	27,222,770
Lam Research Corp. (a)	1,487,509	45,666,526

		72,889,296

Semiconductors 1.3%
Intel Corp.	3,782,100	76,852,272

Soft Drinks 0.5%
Coca-Cola Co.	558,100	27,218,537

Van Kampen Growth and Income Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Systems Software 0.2%
Symantec Corp. (a)	943,445	$14,264,888

Total Long-Term Investments 98.6% (Cost $5,755,317,586)		5,841,634,247

Repurchase Agreements 1.2%
Banc of America Securities ($44,577,199 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $44,577,446)		44,577,199
JPMorgan Chase & Co. ($28,044,136 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 08/31/09, to be sold on 09/01/09 at $28,044,292)		28,044,136
State Street Bank & Trust Co. ($1,093,665 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 08/31/09, to be sold on 09/01/09 at $1,093,665)		1,093,665

Total Repurchase Agreements 1.2% (Cost $73,715,000)		73,715,000

Total Investments 99.8% (Cost $5,829,032,586)		5,915,349,247

Other Assets in Excess of Liabilities 0.2%		10,115,902

Net Assets 100.0%		$5,925,465,149

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using

Van Kampen Growth and Income Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued
market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtain by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value:

Van Kampen Growth and Income Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Investment Type	Quoted Prices	Events	Inputs	Total

Assets

Common Stocks

Aerospace & Defense	$67,551,406	$—	$—	$67,551,406

Air Freight & Logistics	40,648,836	—	—	40,648,836

Apparel Retail	47,083,365	—	—	47,083,365
Asset Management & Custody Banks	17,155,712	—	—	17,155,712
Auto Parts & Equipment	39,821,319	—	—	39,821,319
Broadcasting — Diversified	56,055,119	—	—	56,055,119
Broadcasting & Cable TV	101,594,090	—	—	101,594,090
Communications Equipment	102,405,600	—	—	102,405,600

Computer Hardware	113,320,316	—	—	113,320,316
Computer Storage & Peripherals	14,860,140	—	—	14,860,140

Consumer Electronics	81,944,730	—	—	81,944,730

Department Stores	58,400,208	—	—	58,400,208

Diversified Banks	15,620,619	—	—	15,620,619

Diversified Chemicals	41,074,797	85,853,329	—	126,928,126
Diversified Commercial & Professional Services	24,588,984	—	—	24,588,984
Diversified Metals & Mining	59,868,788	—	—	59,868,788

Drug Retail	80,126,200	—	—	80,126,200

Electric Utilities	267,096,393	—	—	267,096,393
Electronic Equipment Manufacturers	76,598,304	—	—	76,598,304

Gold	68,761,071	—	—	68,761,071
Health Care Distributors	45,119,984	—	—	45,119,984
Health Care Equipment	141,181,831	—	—	141,181,831

Van Kampen Growth and Income Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Investment Type	Quoted Prices	Events	Inputs	Total

Home Improvement Retail	136,250,783	—	—	136,250,783
Human Resource & Employment Services	80,179,935	—	—	80,179,935
Industrial Conglomerates	283,669,380	—	—	283,669,380

Industrial Machinery	133,827,790	—	—	133,827,790

Insurance Brokers	211,591,644	—	—	211,591,644

Integrated Oil & Gas	511,777,743	—	—	511,777,743
Integrated Telecommunication Services	136,039,442	—	—	136,039,442
Internet Software & Services	162,516,456	—	—	162,516,456
Investment Banking & Brokerage	95,226,768	—	—	95,226,768
Motorcycle Manufacturers	39,248,066	—	—	39,248,066
Movies & Entertainment	280,471,477	—	—	280,471,477
Office Services & Supplies	30,170,760	—	—	30,170,760
Oil & Gas Equipment & Services	90,024,239	—	—	90,024,239
Oil & Gas Exploration & Production	184,869,475	—	—	184,869,475
Other Diversified Financial Services	513,831,954	—	—	513,831,954
Packaged Foods & Meats	59,119,431	138,085,116	—	197,204,547

Personal Products	64,988,880	—	—	64,988,880

Pharmaceuticals	266,941,847	97,622,269	—	364,564,116
Property & Casualty Insurance	197,315,383	—	—	197,315,383

Regional Banks	205,132,386	—	—	205,132,386

Reinsurance	20,125,434	—	—	20,125,434

Restaurants	64,651,455	—	—	64,651,455
Semiconductor Equipment	72,889,296	—	—	72,889,296

Semiconductors	76,852,272	—	—	76,852,272

Soft Drinks	27,218,537	—	—	27,218,537

Van Kampen Growth and Income Fund
Portfolio of Investments ■ August 31, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Investment Type	Quoted Prices	Events	Inputs	Total

Systems Software	14,264,888	—	—	14,264,888

Repurchase Agreements	—	73,715,000	—	73,715,000

Total Assets	$5,520,073,533	$395,275,714	$—	$5,915,349,247

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Growth and Income Fund

By:	/s/ Edward C. Wood III

	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	October 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	October 22, 2009

By:	/s/ Stuart N. Schuldt

	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	October 22, 2009